UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883471.105

AGBL-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.9%
	Shares	Value
Australia - 2.4%
Ainsworth Game Technology Ltd.	78,115	$ 271,482
AMP Ltd.	203,723	1,028,372
Asciano Ltd.	82,376	457,269
Australia & New Zealand Banking Group Ltd.	37,135	1,159,415
BHP Billiton Ltd.	50,414	1,790,022
Cabcharge Australia Ltd.	116,819	496,578
Carsales.com Ltd.	18,965	200,272
Coca-Cola Amatil Ltd.	33,181	282,976
Commonwealth Bank of Australia	36,570	2,820,636
Computershare Ltd.	84,802	1,023,376
CSL Ltd.	18,430	1,148,254
John Fairfax Holdings Ltd.	529,368	416,662
Leighton Holdings Ltd.	15,357	312,327
Lend Lease Group unit	51,501	642,691
Macquarie CountryWide Trust	112,447	416,466
Macquarie Group Ltd.	15,639	836,993
Pact Group Holdings Ltd.	104,519	357,959
QBE Insurance Group Ltd.	47,614	481,265
Sims Metal Management Ltd. (a)	73,704	807,702
Suncorp Group Ltd. (a)	70,447	926,242
Sunland Group Ltd.	130,921	198,940
Super Cheap Auto Group Ltd.	28,837	251,104
Sydney Airport unit	204,827	812,524
TOTAL AUSTRALIA		17,139,527
Austria - 0.1%
Andritz AG	11,500	623,663
Bailiwick of Jersey - 0.1%
Petrofac Ltd.	18,400	340,780
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,600	2,007,549
KBC Groupe SA (a)	18,784	1,022,961
UCB SA	8,000	735,299
TOTAL BELGIUM		3,765,809
Bermuda - 0.3%
Biosensors International Group Ltd.	653,000	443,292
Hankore Environment Tech Group L (a)	355,300	248,594
Luk Fook Holdings International Ltd.	52,000	161,505
Nam Cheong Ltd.	1,452,000	533,461
Common Stocks - continued
	Shares	Value
Bermuda - continued
Nine Dragons Paper (Holdings) Ltd.	474,000	$ 390,005
Pacific Basin Shipping Ltd.	319,000	192,154
TOTAL BERMUDA		1,969,011
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	11,331	339,363
Canada - 3.6%
Agnico Eagle Mines Ltd. (Canada)	9,300	345,781
Agrium, Inc.	1,200	109,396
Aimia, Inc.	7,000	123,071
Air Canada Class A (a)	15,000	131,655
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,200	525,453
ARC Resources Ltd.	4,000	110,203
ATS Automation Tooling System, Inc. (a)	9,000	122,410
Bank of Montreal (e)	10,900	812,439
Bank of Nova Scotia	17,200	1,167,489
Barrick Gold Corp.	12,300	222,231
BCE, Inc.	10,800	489,113
Brookfield Asset Management, Inc. Class A	12,000	535,314
Calfrac Well Services Ltd.	1,000	19,122
Cameco Corp.	5,400	108,857
Canadian Imperial Bank of Commerce	3,800	352,729
Canadian National Railway Co.	15,800	1,056,231
Canadian Natural Resources Ltd.	21,400	932,858
Canadian Oil Sands Ltd.	1,500	32,040
Canadian Pacific Railway Ltd.	3,500	665,525
Canadian Tire Ltd. Class A (non-vtg.)	1,300	123,496
Catamaran Corp. (a)	2,300	104,732
CCL Industries, Inc. Class B	1,800	178,192
Cenovus Energy, Inc.	6,900	211,933
CGI Group, Inc. Class A (sub. vtg.) (a)	7,200	258,258
CI Financial Corp.	1,800	58,275
Cineplex, Inc.	1,700	60,775
Constellation Software, Inc.	600	142,523
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,421
Crescent Point Energy Corp.	5,300	216,258
Detour Gold Corp. (a)	10,000	112,716
Dollarama, Inc.	2,860	235,415
Eldorado Gold Corp.	2,200	16,323
Enbridge, Inc.	14,400	705,902
Encana Corp.	9,400	202,423
First Quantum Minerals Ltd.	2,174	51,561
Common Stocks - continued
	Shares	Value
Canada - continued
Franco-Nevada Corp.	7,300	$ 413,021
Gildan Activewear, Inc.	3,900	228,524
Goldcorp, Inc.	20,900	572,361
Husky Energy, Inc.	4,900	149,065
Imperial Oil Ltd.	6,900	354,065
Industrial Alliance Insurance and Financial Services, Inc.	1,800	78,927
Intact Financial Corp.	2,750	183,409
Inter Pipeline Ltd.	7,900	244,749
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	41,582
Keyera Corp.	2,723	203,835
MacDonald Dettwiler & Associates Ltd.	1,000	74,728
Magna International, Inc. Class A (sub. vtg.)	7,400	794,668
Manulife Financial Corp.	36,600	747,877
Methanex Corp.	1,300	84,604
Metro, Inc. Class A (sub. vtg.)	1,300	84,759
National Bank of Canada	3,100	138,744
Onex Corp. (sub. vtg.)	3,900	226,950
Open Text Corp.	7,300	405,991
Pembina Pipeline Corp.	7,900	330,969
Peyto Exploration & Development Corp.	5,400	181,511
Potash Corp. of Saskatchewan, Inc. (e)	14,700	521,885
Precision Drilling Corp.	7,500	93,479
Quebecor, Inc. Class B (sub. vtg.)	6,700	162,592
RioCan (REIT)	1,000	24,836
Rogers Communications, Inc. Class B (non-vtg.) (e)	4,750	185,495
Royal Bank of Canada	24,500	1,808,149
Saputo, Inc.	3,100	192,394
Silver Wheaton Corp.	2,900	75,748
Stantec, Inc.	2,800	177,653
Sun Life Financial, Inc.	13,200	503,255
Suncor Energy, Inc.	40,172	1,649,471
Tahoe Resources, Inc. (a)	4,900	129,831
TELUS Corp.	12,800	446,800
The Toronto-Dominion Bank	31,800	1,662,985
Tim Hortons, Inc. (Canada)	800	44,690
Tourmaline Oil Corp. (a)	4,700	221,260
TransCanada Corp.	12,100	607,025
Valeant Pharmaceuticals International (Canada) (a)	4,000	468,950
Veresen, Inc.	7,400	125,760
Vermilion Energy, Inc.	4,500	296,987
Common Stocks - continued
	Shares	Value
Canada - continued
West Fraser Timber Co. Ltd.	2,000	$ 91,108
Yamana Gold, Inc.	2,600	22,176
TOTAL CANADA		25,597,988
Cayman Islands - 0.2%
Mindray Medical International Ltd. sponsored ADR	7,900	237,395
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	261,970
Tencent Holdings Ltd.	31,400	509,928
Uni-President China Holdings Ltd.	690,000	566,217
TOTAL CAYMAN ISLANDS		1,575,510
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	70,000	594,790
Curacao - 0.2%
Schlumberger Ltd.	14,000	1,517,460
Denmark - 0.5%
Coloplast A/S Series B	4,800	406,796
Novo Nordisk A/S Series B	58,600	2,697,486
Vestas Wind Systems A/S (a)	11,100	502,153
TOTAL DENMARK		3,606,435
Finland - 0.3%
Amer Group PLC (A Shares)	24,800	489,824
Kesko Oyj	13,400	511,383
Rakentajain Konevuokraamo Oyj (B Shares)	24,304	495,649
Sampo Oyj (A Shares)	16,229	808,410
TOTAL FINLAND		2,305,266
France - 1.9%
Atos Origin SA	8,236	643,618
AXA SA	58,400	1,344,267
BNP Paribas SA	27,272	1,807,669
Bureau Veritas SA	28,200	726,903
Christian Dior SA	8,005	1,395,090
Coface SA	21,400	315,785
GDF Suez	52,450	1,351,989
Ipsos SA	699	18,949
Kering SA	3,000	642,543
Legrand SA	14,050	778,979
Publicis Groupe SA	10,424	758,631
Rexel SA	30,378	589,216
Common Stocks - continued
	Shares	Value
France - continued
Technip SA	4,900	$ 452,405
Total SA	42,800	2,760,374
TOTAL FRANCE		13,586,418
Germany - 2.1%
adidas AG	8,100	644,379
BASF AG	18,893	1,964,189
Bayer AG	15,900	2,106,095
Beiersdorf AG	6,500	587,856
CompuGroup Medical AG	20,100	500,617
Continental AG	3,800	822,284
Daimler AG (Germany)	17,715	1,467,872
Deutsche Boerse AG	11,600	842,509
Deutsche Post AG	27,605	887,702
Deutsche Wohnen AG (Bearer)	34,690	753,213
Fresenius SE & Co. KGaA	4,700	704,247
GEA Group AG	13,696	617,037
HeidelbergCement Finance AG	9,366	697,686
KION Group AG	11,801	460,632
Linde AG	5,800	1,187,496
MLP AG	74,700	500,135
TOTAL GERMANY		14,743,949
Hong Kong - 0.8%
AIA Group Ltd.	292,800	1,568,647
Champion (REIT)	1,182,000	549,111
Cheung Kong Holdings Ltd.	40,000	772,780
Lenovo Group Ltd.	386,000	526,538
Power Assets Holdings Ltd.	60,000	535,933
Techtronic Industries Co. Ltd.	295,000	884,198
Wharf Holdings Ltd.	73,000	581,809
TOTAL HONG KONG		5,419,016
Ireland - 1.3%
Actavis PLC (a)	12,800	2,742,528
Alkermes PLC (a)	30,600	1,308,456
Covidien PLC	9,000	778,590
CRH PLC	37,400	872,936
DCC PLC (United Kingdom)	13,000	743,156
Greencore Group PLC	106,221	473,977
James Hardie Industries PLC CDI	56,475	701,344
Kingspan Group PLC (United Kingdom)	32,100	546,320
Common Stocks - continued
	Shares	Value
Ireland - continued
Ryanair Holdings PLC sponsored ADR (a)	10,600	$ 561,694
Seagate Technology LLC	9,000	527,400
TOTAL IRELAND		9,256,401
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	212,300	396,523
Sarine Technologies Ltd.	487,500	1,109,119
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,700	1,214,450
TOTAL ISRAEL		2,720,092
Italy - 0.3%
Astaldi SpA (e)	44,000	424,800
Banca Popolare dell'Emilia Romagna (a)	38,700	329,065
Beni Stabili SpA SIIQ	478,500	389,247
MARR SpA	21,031	348,922
Prada SpA	60,000	424,764
World Duty Free SpA (a)	45,416	518,746
TOTAL ITALY		2,435,544
Japan - 2.9%
AEON Financial Service Co. Ltd.	11,200	255,252
AEON Mall Co. Ltd.	11,880	278,390
Asahi Kasei Corp.	41,000	324,028
Bridgestone Corp.	10,800	389,776
Dai-ichi Mutual Life Insurance Co.	25,400	357,801
Daikin Industries Ltd.	8,400	576,904
Don Quijote Holdings Co. Ltd.	4,700	253,959
Fuji Heavy Industries Ltd.	17,600	501,905
Furukawa Electric Co. Ltd.	126,000	266,525
Hino Motors Ltd.	7,800	107,866
Hitachi Metals Ltd.	33,000	536,625
Hoya Corp.	21,400	692,901
INPEX Corp.	15,300	226,756
Itochu Corp.	28,600	364,156
JAFCO Co. Ltd.	8,900	343,568
Japan Tobacco, Inc.	19,000	668,183
JSR Corp.	11,800	203,455
Kajima Corp.	38,000	176,702
KDDI Corp.	13,200	758,775
Makino Milling Machine Co. Ltd.	41,000	332,009
Makita Corp.	4,000	236,588
Mitsubishi Electric Corp.	76,000	1,003,317
Mitsubishi Heavy Industries Ltd.	102,000	664,901
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	13,900	$ 222,920
Mitsui Fudosan Co. Ltd.	10,000	330,238
Nihon Kohden Corp.	6,800	334,113
Nihon Parkerizing Co. Ltd.	9,800	216,325
Nippon Ceramic Co. Ltd.	13,900	221,211
Nippon Shinyaku Co. Ltd.	7,000	199,875
Nissan Motor Co. Ltd.	81,000	794,643
OBIC Co. Ltd.	5,200	184,596
ORIX Corp.	63,500	1,026,242
Rakuten, Inc.	42,600	559,465
ROHM Co. Ltd.	9,200	518,654
Shinsei Bank Ltd.	137,000	289,690
SoftBank Corp.	10,300	740,449
Stanley Electric Co. Ltd.	27,000	700,306
Sumitomo Mitsui Financial Group, Inc.	17,700	721,531
Sumitomo Mitsui Trust Holdings, Inc.	137,000	596,184
THK Co. Ltd.	14,400	346,539
Tokyo Tatemono Co. Ltd.	35,000	298,929
Toray Industries, Inc.	44,000	297,829
Tosoh Corp.	55,000	241,322
Toyota Motor Corp.	12,200	720,289
Welcia Holdings Co. Ltd.	6,000	384,177
Yamaha Motor Co. Ltd.	40,100	664,293
TOTAL JAPAN		20,130,162
Luxembourg - 0.1%
GAGFAH SA (a)	19,300	339,069
Samsonite International SA	163,800	507,604
TOTAL LUXEMBOURG		846,673
Netherlands - 0.7%
AerCap Holdings NV (a)	29,000	1,265,270
ING Groep NV (Certificaten Van Aandelen) (a)	101,100	1,313,045
Koninklijke Philips Electronics NV	34,900	1,075,638
LyondellBasell Industries NV Class A	6,000	637,500
Royal DSM NV	10,500	726,622
TOTAL NETHERLANDS		5,018,075
New Zealand - 0.1%
Fletcher Building Ltd.	41,528	317,954
Common Stocks - continued
	Shares	Value
New Zealand - continued
Metro Performance Glass Ltd. (a)	75,706	$ 113,833
Telecom Corp. of New Zealand Ltd.	200,113	482,789
TOTAL NEW ZEALAND		914,576
Norway - 0.2%
DNB ASA	43,400	773,231
Telenor ASA	39,200	903,558
TOTAL NORWAY		1,676,789
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	61,117	534,555
Portugal - 0.1%
CTT Correios de Portugal SA	31,459	334,895
Singapore - 0.0%
Great Eastern Holdings Ltd.	8,000	146,824
South Africa - 0.1%
Naspers Ltd. Class N	4,000	496,383
Spain - 0.5%
Criteria CaixaCorp SA	175,599	1,057,876
Hispania Activos Inmobiliarios SA (a)	21,500	290,775
Inditex SA	37,685	1,102,849
Repsol YPF SA	36,025	898,215
TOTAL SPAIN		3,349,715
Sweden - 0.7%
AF AB (B Shares)	25,624	429,964
Getinge AB (B Shares)	48,200	1,176,666
Investment AB Kinnevik (B Shares)	12,600	524,224
Nordea Bank AB	87,800	1,181,155
Svenska Handelsbanken AB (A Shares)	20,200	977,174
Swedish Match Co. AB	19,600	642,423
TOTAL SWEDEN		4,931,606
Switzerland - 2.6%
Aryzta AG	6,020	546,520
Baloise Holdings AG	5,160	623,459
Nestle SA	54,150	4,009,270
Partners Group Holding AG	2,489	625,023
Roche Holding AG (participation certificate)	18,674	5,419,302
Schindler Holding AG (participation certificate)	4,783	716,332
Sonova Holding AG Class B	1,815	282,611
Swatch Group AG (Bearer)	860	460,780
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	2,589	$ 917,164
TE Connectivity Ltd.	44,000	2,723,160
UBS AG	73,952	1,270,609
Vontobel Holdings AG	15,592	559,339
TOTAL SWITZERLAND		18,153,569
United Kingdom - 4.7%
Aberdeen Asset Management PLC	145,243	1,014,695
Associated British Foods PLC	14,614	685,411
Babcock International Group PLC	42,430	786,548
Barclays PLC	456,244	1,729,481
BG Group PLC	81,700	1,611,064
BHP Billiton PLC	57,396	1,957,894
Brit PLC (a)	119,700	497,140
British American Tobacco PLC (United Kingdom)	46,100	2,700,650
Bunzl PLC	25,600	687,638
Compass Group PLC	68,235	1,114,571
Dechra Pharmaceuticals PLC	44,400	520,226
Diageo PLC	46,802	1,405,574
Elementis PLC	74,300	338,690
Galliford Try PLC	22,890	492,726
GlaxoSmithKline PLC	89,859	2,165,490
HSBC Holdings PLC (United Kingdom)	95,759	1,026,625
IMI PLC	24,135	577,387
ITV PLC	268,100	944,646
Jazztel PLC (a)	39,000	525,885
London Stock Exchange Group PLC	21,800	713,280
Meggitt PLC	75,740	650,228
Mondi PLC	27,000	475,442
Next PLC	8,200	937,243
Prudential PLC	74,611	1,714,849
Rolls-Royce Group PLC	61,027	1,071,532
Royal & Sun Alliance Insurance Group PLC	88,785	687,572
Royal Dutch Shell PLC Class B (United Kingdom)	45,277	1,949,709
Schroders PLC	15,100	609,291
Smith & Nephew PLC	48,868	841,004
Spectris PLC	13,200	425,208
St. James's Place Capital PLC	44,600	547,041
Tullow Oil PLC	53,500	658,011
Vodafone Group PLC	207,763	691,871
TOTAL UNITED KINGDOM		32,754,622
Common Stocks - continued
	Shares	Value
United States of America - 28.9%
Adobe Systems, Inc. (a)	144,500	$ 9,986,395
American Airlines Group, Inc.	145,000	5,633,250
American Express Co.	11,000	968,000
Ameriprise Financial, Inc.	89,700	10,728,120
Applied Materials, Inc.	95,000	1,991,200
AutoZone, Inc. (a)	3,200	1,654,496
Biogen Idec, Inc. (a)	8,300	2,775,437
Bluebird Bio, Inc. (a)	1,300	43,420
Boston Properties, Inc.	1,600	191,120
Boston Scientific Corp. (a)	27,500	351,450
Cabot Oil & Gas Corp.	261,000	8,599,950
Caterpillar, Inc.	7,000	705,250
CBRE Group, Inc. (a)	52,000	1,603,680
Celanese Corp. Class A	21,000	1,222,410
Chipotle Mexican Grill, Inc. (a)	1,200	807,000
Church & Dwight Co., Inc.	4,000	256,720
Cimarex Energy Co.	5,000	695,100
Colgate-Palmolive Co.	7,675	486,595
Comcast Corp. Class A	103,000	5,534,190
Computer Sciences Corp.	5,000	311,950
Continental Resources, Inc. (a)	5,500	807,290
Cummins, Inc.	67,300	9,380,947
CVS Caremark Corp.	82,500	6,299,700
Devon Energy Corp.	33,000	2,491,500
Diamondback Energy, Inc. (a)	2,000	164,460
Dynegy, Inc. (a)	61,900	1,643,445
EOG Resources, Inc.	20,000	2,188,800
Estee Lauder Companies, Inc. Class A	18,000	1,322,280
Facebook, Inc. Class A (a)	78,600	5,710,290
Fidelity National Information Services, Inc.	55,000	3,102,000
Freeport-McMoRan Copper & Gold, Inc.	23,000	856,060
Google, Inc. Class A (a)	18,900	10,953,495
Halliburton Co.	97,000	6,692,030
Illumina, Inc. (a)	4,400	703,604
inContact, Inc. (a)	47,000	375,530
Interactive Intelligence Group, Inc. (a)	3,000	136,110
Intercept Pharmaceuticals, Inc. (a)	9,900	2,300,364
InterMune, Inc. (a)	11,000	482,570
Isis Pharmaceuticals, Inc. (a)	3,700	114,663
JetBlue Airways Corp. (a)	44,000	471,680
Johnson & Johnson	30,000	3,002,700
Las Vegas Sands Corp.	3,000	221,550
Common Stocks - continued
	Shares	Value
United States of America - continued
Marriott International, Inc. Class A	63,000	$ 4,076,730
MasterCard, Inc. Class A	12,000	889,800
McGraw Hill Financial, Inc.	141,000	11,311,020
Memorial Resource Development Corp.	11,900	273,462
Micron Technology, Inc. (a)	89,000	2,718,950
Microsoft Corp.	167,000	7,207,720
Moody's Corp.	26,000	2,262,000
MPLX LP	19,000	1,078,250
Neurocrine Biosciences, Inc. (a)	13,000	176,540
Newfield Exploration Co. (a)	88,000	3,546,400
NextEra Energy Partners LP	30,300	1,031,412
Noble Energy, Inc.	48,000	3,191,520
Norfolk Southern Corp.	61,900	6,292,754
Oracle Corp.	60,600	2,447,634
Philip Morris International, Inc.	6,000	492,060
Phillips 66 Partners LP	19,000	1,215,050
Piedmont Office Realty Trust, Inc. Class A	22,000	427,900
Pioneer Natural Resources Co.	10,300	2,281,038
Prestige Brands Holdings, Inc. (a)	58,000	1,786,400
priceline.com, Inc. (a)	400	496,980
QUALCOMM, Inc.	8,100	596,970
Ralph Lauren Corp.	4,500	701,370
Range Resources Corp.	80,000	6,047,200
salesforce.com, Inc. (a)	34,300	1,860,775
Sempra Energy	14,000	1,395,940
SL Green Realty Corp.	1,000	107,800
Spectra Energy Corp.	17,000	695,640
Spirit Airlines, Inc. (a)	21,300	1,393,446
Stericycle, Inc. (a)	3,000	352,950
SVB Financial Group (a)	5,000	545,100
T. Rowe Price Group, Inc.	9,000	698,940
Targa Resources Corp.	6,300	803,250
The Cooper Companies, Inc.	13,600	2,187,968
The Walt Disney Co.	21,000	1,803,480
Thermo Fisher Scientific, Inc.	26,000	3,159,000
TJX Companies, Inc.	6,700	357,043
Twitter, Inc.	21,000	948,990
Ultragenyx Pharmaceutical, Inc.	1,100	48,070
Union Pacific Corp.	47,800	4,699,218
Wells Fargo & Co.	63,000	3,206,700
Western Digital Corp.	8,000	798,640
Workday, Inc. Class A (a)	600	50,304
Common Stocks - continued
	Shares	Value
United States of America - continued
Wyndham Worldwide Corp.	6,000	$ 453,300
Zebra Technologies Corp. Class A (a)	41,000	3,282,870
TOTAL UNITED STATES OF AMERICA		203,365,385
TOTAL COMMON STOCKS (Cost $354,078,115)		400,190,851
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,900	1,379,014
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	20,581,153	34,747
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $949,186)		1,413,761
Nonconvertible Bonds - 9.5%
		Principal Amount (d)
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	324,892
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	851,779
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,065,896
TOTAL BAILIWICK OF JERSEY			1,917,675
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	422,364
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	258,055
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	183,240	295,081
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	294,089
6.875% 3/14/26	GBP	150,000	317,822
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	217,480
TOTAL CAYMAN ISLANDS			1,124,472
Denmark - 0.2%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (h)	EUR	1,150,000	1,563,006
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	$ 456,348
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		$ 350,000	352,762
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	713,474
EDF SA 4.625% 9/11/24	EUR	150,000	248,135
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	283,060
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,125,678
Iliad SA 4.875% 6/1/16	EUR	500,000	713,087
TOTAL FRANCE			3,892,544
Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	747,274
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	287,791
3.125% 7/10/23	EUR	250,000	369,136
TOTAL GERMANY			1,404,201
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	423,865
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	217,825
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	814,200
TOTAL IRELAND			1,032,025
Italy - 0.3%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	427,579
Banca Monte dei Paschi di Siena SpA 2.875% 4/16/21 (Reg S.)	EUR	300,000	417,345
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	819,250
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	416,760
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	283,762
TOTAL ITALY			2,364,696
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	471,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	224,110
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	198,560
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		$ 450,000	$ 469,567
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	201,435
TOTAL KOREA (SOUTH)			1,093,672
Netherlands - 0.6%
Achmea BV 2.5% 11/19/20	EUR	500,000	703,544
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	559,754
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,389
5% 10/2/23 (f)		450,000	481,298
Heineken NV 1.4% 10/1/17 (f)		550,000	548,245
LYB International Finance BV:
4% 7/15/23		500,000	520,481
4.875% 3/15/44		500,000	521,818
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	274,656
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,924
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	208,766
TOTAL NETHERLANDS			4,589,875
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	395,639
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	418,487
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	277,376
TOTAL SINGAPORE			695,863
Slovakia - 0.2%
SPP Distribucia A/S 2.625% 6/23/21 (Reg S.)	EUR	1,250,000	1,684,960
Spain - 0.3%
BBVA Subordinated Capital SAU 3.5% 4/11/24 (Reg S.) (h)	EUR	1,200,000	1,656,438
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	521,884
TOTAL SPAIN			2,178,322
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	284,918
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	609,830
TOTAL SWEDEN			894,748
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	$ 447,912
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		$ 300,000	300,750
United Kingdom - 1.5%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	764,419
3.625% 9/8/16	EUR	400,000	571,938
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	642,716
6.75% 1/16/23 (h)	GBP	300,000	552,930
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	199,089
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	502,901
Centrica PLC 5.375% 10/16/43 (f)		200,000	213,294
Channel Link Enterprises Finance PLC 3.559% 6/30/50 (h)	EUR	950,000	1,262,585
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	212,177
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	334,290
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	190,205
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	431,731
4.75% 2/4/20	EUR	450,000	706,610
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	711,193
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	204,476
1.875% 5/12/16	EUR	300,000	409,859
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	674,757
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	202,286
Lloyds Bank PLC 2.3% 11/27/18		350,000	352,771
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	507,795
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	440,703
Tesco PLC 5.875% 9/12/16	EUR	100,000	148,436
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	287,808
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	300,302
TOTAL UNITED KINGDOM			10,825,271
United States of America - 4.1%
AbbVie, Inc. 1.75% 11/6/17		400,000	400,075
Altria Group, Inc.:
2.85% 8/9/22		500,000	477,691
9.25% 8/6/19		134,000	175,685
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
AMB Property LP 3% 1/18/22	EUR	550,000	$ 789,276
American Express Co. 1.55% 5/22/18		$ 550,000	544,041
American International Group, Inc. 5% 4/26/23	GBP	200,000	371,085
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	891,872
AutoZone, Inc. 3.125% 7/15/23		400,000	387,264
Chevron Corp.:
2.427% 6/24/20		200,000	201,463
3.191% 6/24/23		300,000	302,661
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,508,088
4.5% 1/14/22		150,000	161,447
Comcast Corp.:
3.6% 3/1/24		350,000	358,088
4.75% 3/1/44		350,000	365,201
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.8% 3/15/22		600,000	614,610
Discovery Communications LLC 3.25% 4/1/23		500,000	484,774
Dover Corp. 2.125% 12/1/20	EUR	350,000	487,905
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	280,099
Frontier Oil Corp. 6.875% 11/15/18		250,000	261,875
General Electric Capital Corp. 4.65% 10/17/21		250,000	276,638
General Electric Co.:
4.5% 3/11/44		650,000	673,486
5.25% 12/6/17		550,000	615,641
Gilead Sciences, Inc.:
3.7% 4/1/24		550,000	563,801
4.8% 4/1/44		550,000	585,710
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	640,225
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	825,243
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,551,780
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	346,050
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	1,147,503
2.375% 1/26/21	EUR	550,000	772,599
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	2,200,000	3,072,001
NBCUniversal, Inc. 4.375% 4/1/21		500,000	547,396
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	140,790
2.875% 5/30/24	EUR	150,000	216,366
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	127,727
Procter & Gamble Co. 2% 11/5/21	EUR	200,000	280,847
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Prologis LP 3.375% 2/20/24	EUR	450,000	$ 649,188
Qwest Corp. 6.75% 12/1/21		$ 650,000	747,271
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,009
Roche Holdings, Inc. 6% 3/1/19 (f)		106,000	123,747
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	452,468
2.45% 1/15/17 (f)		400,000	410,808
3.75% 1/15/22 (f)		200,000	207,054
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	706,393
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	300,308
The Coca-Cola Co. 3.3% 9/1/21		350,000	364,097
U.S. Bancorp 3% 3/15/22		500,000	502,817
Verizon Communications, Inc. 5.15% 9/15/23		350,000	386,845
Viacom, Inc. 4.25% 9/1/23		250,000	259,446
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	605,158
Walt Disney Co.:
0.45% 12/1/15		350,000	349,925
2.35% 12/1/22		150,000	143,334
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,381
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,672
2.9% 10/21/19 (f)		150,000	152,790
TOTAL UNITED STATES OF AMERICA			28,633,714
TOTAL NONCONVERTIBLE BONDS (Cost $63,790,090)			66,939,521
Government Obligations - 25.7%

Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	5,256,019
Germany - 4.0%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	3,111,390	4,333,919
0% 12/12/14	EUR	5,050,000	6,761,188
0.25% 4/13/18	EUR	2,050,000	2,753,480
0.5% 10/13/17	EUR	150,000	203,505
1.5% 5/15/24	EUR	3,750,000	5,169,620
2.5% 7/4/44	EUR	2,200,000	3,228,128
Government Obligations - continued
		Principal Amount (d)	Value
Germany - continued
German Federal Republic: - continued
4.25% 7/4/17	EUR	200,000	$ 300,469
4.75% 7/4/40	EUR	2,600,000	5,372,105
TOTAL GERMANY			28,122,414
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,212,175
Italy - 3.5%
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	2,200,000	3,114,416
4.5% 3/1/24	EUR	3,500,000	5,444,651
5.5% 11/1/22	EUR	5,250,000	8,689,306
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	5,503,740	7,681,847
TOTAL ITALY			24,930,220
Japan - 10.7%
Japan Government:
0.1% 2/15/16	JPY	1,680,000,000	16,342,314
0.3% 6/20/15	JPY	1,600,000,000	15,589,443
1.3% 3/20/20	JPY	550,000,000	5,680,097
1.3% 6/20/20	JPY	781,000,000	8,081,750
1.3% 3/20/21	JPY	802,750,000	8,340,391
1.7% 9/20/32	JPY	1,014,450,000	10,565,774
2% 9/20/40	JPY	981,000,000	10,329,945
TOTAL JAPAN			74,929,714
Netherlands - 0.4%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	800,000	1,119,756
2.75% 1/15/15	EUR	1,250,000	1,694,153
TOTAL NETHERLANDS			2,813,909
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,911,324
5.5% 4/30/21	EUR	1,400,000	2,323,972
TOTAL SPAIN			11,235,296
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 1.0%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	$ 1,918,514
4% 3/7/22	GBP	1,400,000	2,630,260
5% 9/7/14	GBP	1,550,000	2,628,798
6% 12/7/28	GBP	50,000	114,544
TOTAL UNITED KINGDOM			7,292,116
United States of America - 3.6%
U.S. Treasury Bonds:
2.75% 8/15/42		$ 650,000	582,969
2.75% 11/15/42		900,000	805,640
3% 5/15/42		100,000	94,531
3.125% 11/15/41		150,000	145,711
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,117
0.625% 9/30/17		1,100,000	1,082,641
1% 3/31/17		350,000	351,066
1.375% 9/30/18		5,150,000	5,112,580
1.5% 2/28/19		1,900,000	1,884,859
1.75% 5/15/23		10,900,000	10,273,250
2.75% 11/15/23		4,250,000	4,335,663
TOTAL UNITED STATES OF AMERICA			25,169,027
TOTAL GOVERNMENT OBLIGATIONS (Cost $180,761,511)			180,960,890
Asset-Backed Securities - 0.1%

Bavarian Sky SA 0.331% 6/20/20 (h) (Cost $571,955)	EUR	441,988	591,800
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.271% 12/20/54 (h) (Cost $142,495)	EUR	115,278	153,406
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0806% 4/19/21 (h) (Cost $188,473)	GBP	123,942	$ 206,113
Supranational Obligations - 0.1%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		$ 1,000,000	1,018,990
Fixed-Income Funds - 1.3%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	841,996	8,748,336
Fidelity High Income Central Fund 1 (i)	53	5,459
TOTAL FIXED-INCOME FUNDS (Cost $8,513,978)		8,753,795
Preferred Securities - 0.4%
		Principal Amount (d)
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	623,355
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		$ 550,000	651,108
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,164,961
TOTAL PREFERRED SECURITIES (Cost $2,272,138)			2,439,424
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	43,112,859	$ 43,112,859
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,050,245	1,050,245
TOTAL MONEY MARKET FUNDS (Cost $44,163,104)		44,163,104
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $656,426,515)		706,831,655
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,709,661)
NET ASSETS - 100%		$ 703,121,994
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,538,268 or 0.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,225
Fidelity Emerging Markets Debt Central Fund	294,720
Fidelity High Income Central Fund 1	67,474
Fidelity Securities Lending Cash Central Fund	50,901
Total	$ 441,320
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,311,317	$ 1,992,802	$ 8,748,336	6.9%
Fidelity High Income Central Fund 1	-	4,062,088	4,088,706	5,459	0.0%
Total	$ 2,220,595	$ 12,373,405	$ 6,081,508	$ 8,753,795
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,841,520	$ 31,339,565	$ 7,501,955	$ -
Consumer Staples	25,522,631	13,498,035	12,024,596	-
Energy	58,718,041	51,635,583	7,082,458	-
Financials	83,762,778	59,485,363	24,277,415	-
Health Care	43,668,660	30,419,844	13,248,816	-
Industrials	55,450,365	46,162,868	9,287,497	-
Information Technology	62,337,090	58,459,614	3,877,476	-
Materials	21,099,426	11,166,862	9,932,564	-
Telecommunication Services	5,996,788	3,805,693	2,191,095	-
Utilities	6,207,313	5,422,786	784,527	-
Corporate Bonds	66,939,521	-	66,939,521	-
Government Obligations	180,960,890	-	180,960,890	-
Asset-Backed Securities	591,800	-	591,800	-
Collateralized Mortgage Obligations	153,406	-	153,406	-
Commercial Mortgage Securities	206,113	-	206,113	-
Supranational Obligations	1,018,990	-	1,018,990	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$ 8,753,795	$ 8,753,795	$ -	$ -
Preferred Securities	2,439,424	-	2,439,424	-
Money Market Funds	44,163,104	44,163,104	-	-
Total Investments in Securities:	$ 706,831,655	$ 364,313,112	$ 342,518,543	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 17,355,186
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $657,466,011. Net unrealized appreciation aggregated $49,365,644, of which $61,619,232 related to appreciated investment securities and $12,253,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2014

1.804837.110

GBL-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.9%
	Shares	Value
Australia - 2.4%
Ainsworth Game Technology Ltd.	78,115	$ 271,482
AMP Ltd.	203,723	1,028,372
Asciano Ltd.	82,376	457,269
Australia & New Zealand Banking Group Ltd.	37,135	1,159,415
BHP Billiton Ltd.	50,414	1,790,022
Cabcharge Australia Ltd.	116,819	496,578
Carsales.com Ltd.	18,965	200,272
Coca-Cola Amatil Ltd.	33,181	282,976
Commonwealth Bank of Australia	36,570	2,820,636
Computershare Ltd.	84,802	1,023,376
CSL Ltd.	18,430	1,148,254
John Fairfax Holdings Ltd.	529,368	416,662
Leighton Holdings Ltd.	15,357	312,327
Lend Lease Group unit	51,501	642,691
Macquarie CountryWide Trust	112,447	416,466
Macquarie Group Ltd.	15,639	836,993
Pact Group Holdings Ltd.	104,519	357,959
QBE Insurance Group Ltd.	47,614	481,265
Sims Metal Management Ltd. (a)	73,704	807,702
Suncorp Group Ltd. (a)	70,447	926,242
Sunland Group Ltd.	130,921	198,940
Super Cheap Auto Group Ltd.	28,837	251,104
Sydney Airport unit	204,827	812,524
TOTAL AUSTRALIA		17,139,527
Austria - 0.1%
Andritz AG	11,500	623,663
Bailiwick of Jersey - 0.1%
Petrofac Ltd.	18,400	340,780
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,600	2,007,549
KBC Groupe SA (a)	18,784	1,022,961
UCB SA	8,000	735,299
TOTAL BELGIUM		3,765,809
Bermuda - 0.3%
Biosensors International Group Ltd.	653,000	443,292
Hankore Environment Tech Group L (a)	355,300	248,594
Luk Fook Holdings International Ltd.	52,000	161,505
Nam Cheong Ltd.	1,452,000	533,461
Common Stocks - continued
	Shares	Value
Bermuda - continued
Nine Dragons Paper (Holdings) Ltd.	474,000	$ 390,005
Pacific Basin Shipping Ltd.	319,000	192,154
TOTAL BERMUDA		1,969,011
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	11,331	339,363
Canada - 3.6%
Agnico Eagle Mines Ltd. (Canada)	9,300	345,781
Agrium, Inc.	1,200	109,396
Aimia, Inc.	7,000	123,071
Air Canada Class A (a)	15,000	131,655
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,200	525,453
ARC Resources Ltd.	4,000	110,203
ATS Automation Tooling System, Inc. (a)	9,000	122,410
Bank of Montreal (e)	10,900	812,439
Bank of Nova Scotia	17,200	1,167,489
Barrick Gold Corp.	12,300	222,231
BCE, Inc.	10,800	489,113
Brookfield Asset Management, Inc. Class A	12,000	535,314
Calfrac Well Services Ltd.	1,000	19,122
Cameco Corp.	5,400	108,857
Canadian Imperial Bank of Commerce	3,800	352,729
Canadian National Railway Co.	15,800	1,056,231
Canadian Natural Resources Ltd.	21,400	932,858
Canadian Oil Sands Ltd.	1,500	32,040
Canadian Pacific Railway Ltd.	3,500	665,525
Canadian Tire Ltd. Class A (non-vtg.)	1,300	123,496
Catamaran Corp. (a)	2,300	104,732
CCL Industries, Inc. Class B	1,800	178,192
Cenovus Energy, Inc.	6,900	211,933
CGI Group, Inc. Class A (sub. vtg.) (a)	7,200	258,258
CI Financial Corp.	1,800	58,275
Cineplex, Inc.	1,700	60,775
Constellation Software, Inc.	600	142,523
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,421
Crescent Point Energy Corp.	5,300	216,258
Detour Gold Corp. (a)	10,000	112,716
Dollarama, Inc.	2,860	235,415
Eldorado Gold Corp.	2,200	16,323
Enbridge, Inc.	14,400	705,902
Encana Corp.	9,400	202,423
First Quantum Minerals Ltd.	2,174	51,561
Common Stocks - continued
	Shares	Value
Canada - continued
Franco-Nevada Corp.	7,300	$ 413,021
Gildan Activewear, Inc.	3,900	228,524
Goldcorp, Inc.	20,900	572,361
Husky Energy, Inc.	4,900	149,065
Imperial Oil Ltd.	6,900	354,065
Industrial Alliance Insurance and Financial Services, Inc.	1,800	78,927
Intact Financial Corp.	2,750	183,409
Inter Pipeline Ltd.	7,900	244,749
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	41,582
Keyera Corp.	2,723	203,835
MacDonald Dettwiler & Associates Ltd.	1,000	74,728
Magna International, Inc. Class A (sub. vtg.)	7,400	794,668
Manulife Financial Corp.	36,600	747,877
Methanex Corp.	1,300	84,604
Metro, Inc. Class A (sub. vtg.)	1,300	84,759
National Bank of Canada	3,100	138,744
Onex Corp. (sub. vtg.)	3,900	226,950
Open Text Corp.	7,300	405,991
Pembina Pipeline Corp.	7,900	330,969
Peyto Exploration & Development Corp.	5,400	181,511
Potash Corp. of Saskatchewan, Inc. (e)	14,700	521,885
Precision Drilling Corp.	7,500	93,479
Quebecor, Inc. Class B (sub. vtg.)	6,700	162,592
RioCan (REIT)	1,000	24,836
Rogers Communications, Inc. Class B (non-vtg.) (e)	4,750	185,495
Royal Bank of Canada	24,500	1,808,149
Saputo, Inc.	3,100	192,394
Silver Wheaton Corp.	2,900	75,748
Stantec, Inc.	2,800	177,653
Sun Life Financial, Inc.	13,200	503,255
Suncor Energy, Inc.	40,172	1,649,471
Tahoe Resources, Inc. (a)	4,900	129,831
TELUS Corp.	12,800	446,800
The Toronto-Dominion Bank	31,800	1,662,985
Tim Hortons, Inc. (Canada)	800	44,690
Tourmaline Oil Corp. (a)	4,700	221,260
TransCanada Corp.	12,100	607,025
Valeant Pharmaceuticals International (Canada) (a)	4,000	468,950
Veresen, Inc.	7,400	125,760
Vermilion Energy, Inc.	4,500	296,987
Common Stocks - continued
	Shares	Value
Canada - continued
West Fraser Timber Co. Ltd.	2,000	$ 91,108
Yamana Gold, Inc.	2,600	22,176
TOTAL CANADA		25,597,988
Cayman Islands - 0.2%
Mindray Medical International Ltd. sponsored ADR	7,900	237,395
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	261,970
Tencent Holdings Ltd.	31,400	509,928
Uni-President China Holdings Ltd.	690,000	566,217
TOTAL CAYMAN ISLANDS		1,575,510
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	70,000	594,790
Curacao - 0.2%
Schlumberger Ltd.	14,000	1,517,460
Denmark - 0.5%
Coloplast A/S Series B	4,800	406,796
Novo Nordisk A/S Series B	58,600	2,697,486
Vestas Wind Systems A/S (a)	11,100	502,153
TOTAL DENMARK		3,606,435
Finland - 0.3%
Amer Group PLC (A Shares)	24,800	489,824
Kesko Oyj	13,400	511,383
Rakentajain Konevuokraamo Oyj (B Shares)	24,304	495,649
Sampo Oyj (A Shares)	16,229	808,410
TOTAL FINLAND		2,305,266
France - 1.9%
Atos Origin SA	8,236	643,618
AXA SA	58,400	1,344,267
BNP Paribas SA	27,272	1,807,669
Bureau Veritas SA	28,200	726,903
Christian Dior SA	8,005	1,395,090
Coface SA	21,400	315,785
GDF Suez	52,450	1,351,989
Ipsos SA	699	18,949
Kering SA	3,000	642,543
Legrand SA	14,050	778,979
Publicis Groupe SA	10,424	758,631
Rexel SA	30,378	589,216
Common Stocks - continued
	Shares	Value
France - continued
Technip SA	4,900	$ 452,405
Total SA	42,800	2,760,374
TOTAL FRANCE		13,586,418
Germany - 2.1%
adidas AG	8,100	644,379
BASF AG	18,893	1,964,189
Bayer AG	15,900	2,106,095
Beiersdorf AG	6,500	587,856
CompuGroup Medical AG	20,100	500,617
Continental AG	3,800	822,284
Daimler AG (Germany)	17,715	1,467,872
Deutsche Boerse AG	11,600	842,509
Deutsche Post AG	27,605	887,702
Deutsche Wohnen AG (Bearer)	34,690	753,213
Fresenius SE & Co. KGaA	4,700	704,247
GEA Group AG	13,696	617,037
HeidelbergCement Finance AG	9,366	697,686
KION Group AG	11,801	460,632
Linde AG	5,800	1,187,496
MLP AG	74,700	500,135
TOTAL GERMANY		14,743,949
Hong Kong - 0.8%
AIA Group Ltd.	292,800	1,568,647
Champion (REIT)	1,182,000	549,111
Cheung Kong Holdings Ltd.	40,000	772,780
Lenovo Group Ltd.	386,000	526,538
Power Assets Holdings Ltd.	60,000	535,933
Techtronic Industries Co. Ltd.	295,000	884,198
Wharf Holdings Ltd.	73,000	581,809
TOTAL HONG KONG		5,419,016
Ireland - 1.3%
Actavis PLC (a)	12,800	2,742,528
Alkermes PLC (a)	30,600	1,308,456
Covidien PLC	9,000	778,590
CRH PLC	37,400	872,936
DCC PLC (United Kingdom)	13,000	743,156
Greencore Group PLC	106,221	473,977
James Hardie Industries PLC CDI	56,475	701,344
Kingspan Group PLC (United Kingdom)	32,100	546,320
Common Stocks - continued
	Shares	Value
Ireland - continued
Ryanair Holdings PLC sponsored ADR (a)	10,600	$ 561,694
Seagate Technology LLC	9,000	527,400
TOTAL IRELAND		9,256,401
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	212,300	396,523
Sarine Technologies Ltd.	487,500	1,109,119
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,700	1,214,450
TOTAL ISRAEL		2,720,092
Italy - 0.3%
Astaldi SpA (e)	44,000	424,800
Banca Popolare dell'Emilia Romagna (a)	38,700	329,065
Beni Stabili SpA SIIQ	478,500	389,247
MARR SpA	21,031	348,922
Prada SpA	60,000	424,764
World Duty Free SpA (a)	45,416	518,746
TOTAL ITALY		2,435,544
Japan - 2.9%
AEON Financial Service Co. Ltd.	11,200	255,252
AEON Mall Co. Ltd.	11,880	278,390
Asahi Kasei Corp.	41,000	324,028
Bridgestone Corp.	10,800	389,776
Dai-ichi Mutual Life Insurance Co.	25,400	357,801
Daikin Industries Ltd.	8,400	576,904
Don Quijote Holdings Co. Ltd.	4,700	253,959
Fuji Heavy Industries Ltd.	17,600	501,905
Furukawa Electric Co. Ltd.	126,000	266,525
Hino Motors Ltd.	7,800	107,866
Hitachi Metals Ltd.	33,000	536,625
Hoya Corp.	21,400	692,901
INPEX Corp.	15,300	226,756
Itochu Corp.	28,600	364,156
JAFCO Co. Ltd.	8,900	343,568
Japan Tobacco, Inc.	19,000	668,183
JSR Corp.	11,800	203,455
Kajima Corp.	38,000	176,702
KDDI Corp.	13,200	758,775
Makino Milling Machine Co. Ltd.	41,000	332,009
Makita Corp.	4,000	236,588
Mitsubishi Electric Corp.	76,000	1,003,317
Mitsubishi Heavy Industries Ltd.	102,000	664,901
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	13,900	$ 222,920
Mitsui Fudosan Co. Ltd.	10,000	330,238
Nihon Kohden Corp.	6,800	334,113
Nihon Parkerizing Co. Ltd.	9,800	216,325
Nippon Ceramic Co. Ltd.	13,900	221,211
Nippon Shinyaku Co. Ltd.	7,000	199,875
Nissan Motor Co. Ltd.	81,000	794,643
OBIC Co. Ltd.	5,200	184,596
ORIX Corp.	63,500	1,026,242
Rakuten, Inc.	42,600	559,465
ROHM Co. Ltd.	9,200	518,654
Shinsei Bank Ltd.	137,000	289,690
SoftBank Corp.	10,300	740,449
Stanley Electric Co. Ltd.	27,000	700,306
Sumitomo Mitsui Financial Group, Inc.	17,700	721,531
Sumitomo Mitsui Trust Holdings, Inc.	137,000	596,184
THK Co. Ltd.	14,400	346,539
Tokyo Tatemono Co. Ltd.	35,000	298,929
Toray Industries, Inc.	44,000	297,829
Tosoh Corp.	55,000	241,322
Toyota Motor Corp.	12,200	720,289
Welcia Holdings Co. Ltd.	6,000	384,177
Yamaha Motor Co. Ltd.	40,100	664,293
TOTAL JAPAN		20,130,162
Luxembourg - 0.1%
GAGFAH SA (a)	19,300	339,069
Samsonite International SA	163,800	507,604
TOTAL LUXEMBOURG		846,673
Netherlands - 0.7%
AerCap Holdings NV (a)	29,000	1,265,270
ING Groep NV (Certificaten Van Aandelen) (a)	101,100	1,313,045
Koninklijke Philips Electronics NV	34,900	1,075,638
LyondellBasell Industries NV Class A	6,000	637,500
Royal DSM NV	10,500	726,622
TOTAL NETHERLANDS		5,018,075
New Zealand - 0.1%
Fletcher Building Ltd.	41,528	317,954
Common Stocks - continued
	Shares	Value
New Zealand - continued
Metro Performance Glass Ltd. (a)	75,706	$ 113,833
Telecom Corp. of New Zealand Ltd.	200,113	482,789
TOTAL NEW ZEALAND		914,576
Norway - 0.2%
DNB ASA	43,400	773,231
Telenor ASA	39,200	903,558
TOTAL NORWAY		1,676,789
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	61,117	534,555
Portugal - 0.1%
CTT Correios de Portugal SA	31,459	334,895
Singapore - 0.0%
Great Eastern Holdings Ltd.	8,000	146,824
South Africa - 0.1%
Naspers Ltd. Class N	4,000	496,383
Spain - 0.5%
Criteria CaixaCorp SA	175,599	1,057,876
Hispania Activos Inmobiliarios SA (a)	21,500	290,775
Inditex SA	37,685	1,102,849
Repsol YPF SA	36,025	898,215
TOTAL SPAIN		3,349,715
Sweden - 0.7%
AF AB (B Shares)	25,624	429,964
Getinge AB (B Shares)	48,200	1,176,666
Investment AB Kinnevik (B Shares)	12,600	524,224
Nordea Bank AB	87,800	1,181,155
Svenska Handelsbanken AB (A Shares)	20,200	977,174
Swedish Match Co. AB	19,600	642,423
TOTAL SWEDEN		4,931,606
Switzerland - 2.6%
Aryzta AG	6,020	546,520
Baloise Holdings AG	5,160	623,459
Nestle SA	54,150	4,009,270
Partners Group Holding AG	2,489	625,023
Roche Holding AG (participation certificate)	18,674	5,419,302
Schindler Holding AG (participation certificate)	4,783	716,332
Sonova Holding AG Class B	1,815	282,611
Swatch Group AG (Bearer)	860	460,780
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	2,589	$ 917,164
TE Connectivity Ltd.	44,000	2,723,160
UBS AG	73,952	1,270,609
Vontobel Holdings AG	15,592	559,339
TOTAL SWITZERLAND		18,153,569
United Kingdom - 4.7%
Aberdeen Asset Management PLC	145,243	1,014,695
Associated British Foods PLC	14,614	685,411
Babcock International Group PLC	42,430	786,548
Barclays PLC	456,244	1,729,481
BG Group PLC	81,700	1,611,064
BHP Billiton PLC	57,396	1,957,894
Brit PLC (a)	119,700	497,140
British American Tobacco PLC (United Kingdom)	46,100	2,700,650
Bunzl PLC	25,600	687,638
Compass Group PLC	68,235	1,114,571
Dechra Pharmaceuticals PLC	44,400	520,226
Diageo PLC	46,802	1,405,574
Elementis PLC	74,300	338,690
Galliford Try PLC	22,890	492,726
GlaxoSmithKline PLC	89,859	2,165,490
HSBC Holdings PLC (United Kingdom)	95,759	1,026,625
IMI PLC	24,135	577,387
ITV PLC	268,100	944,646
Jazztel PLC (a)	39,000	525,885
London Stock Exchange Group PLC	21,800	713,280
Meggitt PLC	75,740	650,228
Mondi PLC	27,000	475,442
Next PLC	8,200	937,243
Prudential PLC	74,611	1,714,849
Rolls-Royce Group PLC	61,027	1,071,532
Royal & Sun Alliance Insurance Group PLC	88,785	687,572
Royal Dutch Shell PLC Class B (United Kingdom)	45,277	1,949,709
Schroders PLC	15,100	609,291
Smith & Nephew PLC	48,868	841,004
Spectris PLC	13,200	425,208
St. James's Place Capital PLC	44,600	547,041
Tullow Oil PLC	53,500	658,011
Vodafone Group PLC	207,763	691,871
TOTAL UNITED KINGDOM		32,754,622
Common Stocks - continued
	Shares	Value
United States of America - 28.9%
Adobe Systems, Inc. (a)	144,500	$ 9,986,395
American Airlines Group, Inc.	145,000	5,633,250
American Express Co.	11,000	968,000
Ameriprise Financial, Inc.	89,700	10,728,120
Applied Materials, Inc.	95,000	1,991,200
AutoZone, Inc. (a)	3,200	1,654,496
Biogen Idec, Inc. (a)	8,300	2,775,437
Bluebird Bio, Inc. (a)	1,300	43,420
Boston Properties, Inc.	1,600	191,120
Boston Scientific Corp. (a)	27,500	351,450
Cabot Oil & Gas Corp.	261,000	8,599,950
Caterpillar, Inc.	7,000	705,250
CBRE Group, Inc. (a)	52,000	1,603,680
Celanese Corp. Class A	21,000	1,222,410
Chipotle Mexican Grill, Inc. (a)	1,200	807,000
Church & Dwight Co., Inc.	4,000	256,720
Cimarex Energy Co.	5,000	695,100
Colgate-Palmolive Co.	7,675	486,595
Comcast Corp. Class A	103,000	5,534,190
Computer Sciences Corp.	5,000	311,950
Continental Resources, Inc. (a)	5,500	807,290
Cummins, Inc.	67,300	9,380,947
CVS Caremark Corp.	82,500	6,299,700
Devon Energy Corp.	33,000	2,491,500
Diamondback Energy, Inc. (a)	2,000	164,460
Dynegy, Inc. (a)	61,900	1,643,445
EOG Resources, Inc.	20,000	2,188,800
Estee Lauder Companies, Inc. Class A	18,000	1,322,280
Facebook, Inc. Class A (a)	78,600	5,710,290
Fidelity National Information Services, Inc.	55,000	3,102,000
Freeport-McMoRan Copper & Gold, Inc.	23,000	856,060
Google, Inc. Class A (a)	18,900	10,953,495
Halliburton Co.	97,000	6,692,030
Illumina, Inc. (a)	4,400	703,604
inContact, Inc. (a)	47,000	375,530
Interactive Intelligence Group, Inc. (a)	3,000	136,110
Intercept Pharmaceuticals, Inc. (a)	9,900	2,300,364
InterMune, Inc. (a)	11,000	482,570
Isis Pharmaceuticals, Inc. (a)	3,700	114,663
JetBlue Airways Corp. (a)	44,000	471,680
Johnson & Johnson	30,000	3,002,700
Las Vegas Sands Corp.	3,000	221,550
Common Stocks - continued
	Shares	Value
United States of America - continued
Marriott International, Inc. Class A	63,000	$ 4,076,730
MasterCard, Inc. Class A	12,000	889,800
McGraw Hill Financial, Inc.	141,000	11,311,020
Memorial Resource Development Corp.	11,900	273,462
Micron Technology, Inc. (a)	89,000	2,718,950
Microsoft Corp.	167,000	7,207,720
Moody's Corp.	26,000	2,262,000
MPLX LP	19,000	1,078,250
Neurocrine Biosciences, Inc. (a)	13,000	176,540
Newfield Exploration Co. (a)	88,000	3,546,400
NextEra Energy Partners LP	30,300	1,031,412
Noble Energy, Inc.	48,000	3,191,520
Norfolk Southern Corp.	61,900	6,292,754
Oracle Corp.	60,600	2,447,634
Philip Morris International, Inc.	6,000	492,060
Phillips 66 Partners LP	19,000	1,215,050
Piedmont Office Realty Trust, Inc. Class A	22,000	427,900
Pioneer Natural Resources Co.	10,300	2,281,038
Prestige Brands Holdings, Inc. (a)	58,000	1,786,400
priceline.com, Inc. (a)	400	496,980
QUALCOMM, Inc.	8,100	596,970
Ralph Lauren Corp.	4,500	701,370
Range Resources Corp.	80,000	6,047,200
salesforce.com, Inc. (a)	34,300	1,860,775
Sempra Energy	14,000	1,395,940
SL Green Realty Corp.	1,000	107,800
Spectra Energy Corp.	17,000	695,640
Spirit Airlines, Inc. (a)	21,300	1,393,446
Stericycle, Inc. (a)	3,000	352,950
SVB Financial Group (a)	5,000	545,100
T. Rowe Price Group, Inc.	9,000	698,940
Targa Resources Corp.	6,300	803,250
The Cooper Companies, Inc.	13,600	2,187,968
The Walt Disney Co.	21,000	1,803,480
Thermo Fisher Scientific, Inc.	26,000	3,159,000
TJX Companies, Inc.	6,700	357,043
Twitter, Inc.	21,000	948,990
Ultragenyx Pharmaceutical, Inc.	1,100	48,070
Union Pacific Corp.	47,800	4,699,218
Wells Fargo & Co.	63,000	3,206,700
Western Digital Corp.	8,000	798,640
Workday, Inc. Class A (a)	600	50,304
Common Stocks - continued
	Shares	Value
United States of America - continued
Wyndham Worldwide Corp.	6,000	$ 453,300
Zebra Technologies Corp. Class A (a)	41,000	3,282,870
TOTAL UNITED STATES OF AMERICA		203,365,385
TOTAL COMMON STOCKS (Cost $354,078,115)		400,190,851
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,900	1,379,014
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	20,581,153	34,747
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $949,186)		1,413,761
Nonconvertible Bonds - 9.5%
		Principal Amount (d)
Australia - 0.0%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		$ 250,000	324,892
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	851,779
4.7201% 7/31/18 (Reg. S)	GBP	600,000	1,065,896
TOTAL BAILIWICK OF JERSEY			1,917,675
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	422,364
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	258,055
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	183,240	295,081
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	294,089
6.875% 3/14/26	GBP	150,000	317,822
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	217,480
TOTAL CAYMAN ISLANDS			1,124,472
Denmark - 0.2%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (h)	EUR	1,150,000	1,563,006
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	$ 456,348
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		$ 350,000	352,762
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	713,474
EDF SA 4.625% 9/11/24	EUR	150,000	248,135
Eutelsat SA 2.625% 1/13/20 (Reg. S)	EUR	200,000	283,060
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,125,678
Iliad SA 4.875% 6/1/16	EUR	500,000	713,087
TOTAL FRANCE			3,892,544
Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	747,274
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	287,791
3.125% 7/10/23	EUR	250,000	369,136
TOTAL GERMANY			1,404,201
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	423,865
Ireland - 0.1%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	217,825
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	814,200
TOTAL IRELAND			1,032,025
Italy - 0.3%
Assicurazioni Generali SpA 2.875% 1/14/20 (Reg. S)	EUR	300,000	427,579
Banca Monte dei Paschi di Siena SpA 2.875% 4/16/21 (Reg S.)	EUR	300,000	417,345
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	819,250
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	416,760
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	283,762
TOTAL ITALY			2,364,696
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	471,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	224,110
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	198,560
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		$ 450,000	$ 469,567
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	201,435
TOTAL KOREA (SOUTH)			1,093,672
Netherlands - 0.6%
Achmea BV 2.5% 11/19/20	EUR	500,000	703,544
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	559,754
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,389
5% 10/2/23 (f)		450,000	481,298
Heineken NV 1.4% 10/1/17 (f)		550,000	548,245
LYB International Finance BV:
4% 7/15/23		500,000	520,481
4.875% 3/15/44		500,000	521,818
Robert Bosch Investment NL BV 1.625% 5/24/21	EUR	200,000	274,656
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	410,924
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	208,766
TOTAL NETHERLANDS			4,589,875
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	395,639
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	418,487
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	277,376
TOTAL SINGAPORE			695,863
Slovakia - 0.2%
SPP Distribucia A/S 2.625% 6/23/21 (Reg S.)	EUR	1,250,000	1,684,960
Spain - 0.3%
BBVA Subordinated Capital SAU 3.5% 4/11/24 (Reg S.) (h)	EUR	1,200,000	1,656,438
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	521,884
TOTAL SPAIN			2,178,322
Sweden - 0.1%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	284,918
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	609,830
TOTAL SWEDEN			894,748
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	$ 447,912
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		$ 300,000	300,750
United Kingdom - 1.5%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	764,419
3.625% 9/8/16	EUR	400,000	571,938
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	642,716
6.75% 1/16/23 (h)	GBP	300,000	552,930
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	199,089
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	502,901
Centrica PLC 5.375% 10/16/43 (f)		200,000	213,294
Channel Link Enterprises Finance PLC 3.559% 6/30/50 (h)	EUR	950,000	1,262,585
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	212,177
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	334,290
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	190,205
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	431,731
4.75% 2/4/20	EUR	450,000	706,610
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	711,193
Ford Credit Europe PLC:
1.625% 9/9/16 (Reg. S)	EUR	150,000	204,476
1.875% 5/12/16	EUR	300,000	409,859
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	674,757
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	202,286
Lloyds Bank PLC 2.3% 11/27/18		350,000	352,771
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	507,795
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	440,703
Tesco PLC 5.875% 9/12/16	EUR	100,000	148,436
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	287,808
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	300,302
TOTAL UNITED KINGDOM			10,825,271
United States of America - 4.1%
AbbVie, Inc. 1.75% 11/6/17		400,000	400,075
Altria Group, Inc.:
2.85% 8/9/22		500,000	477,691
9.25% 8/6/19		134,000	175,685
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
AMB Property LP 3% 1/18/22	EUR	550,000	$ 789,276
American Express Co. 1.55% 5/22/18		$ 550,000	544,041
American International Group, Inc. 5% 4/26/23	GBP	200,000	371,085
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	891,872
AutoZone, Inc. 3.125% 7/15/23		400,000	387,264
Chevron Corp.:
2.427% 6/24/20		200,000	201,463
3.191% 6/24/23		300,000	302,661
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,508,088
4.5% 1/14/22		150,000	161,447
Comcast Corp.:
3.6% 3/1/24		350,000	358,088
4.75% 3/1/44		350,000	365,201
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.8% 3/15/22		600,000	614,610
Discovery Communications LLC 3.25% 4/1/23		500,000	484,774
Dover Corp. 2.125% 12/1/20	EUR	350,000	487,905
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	280,099
Frontier Oil Corp. 6.875% 11/15/18		250,000	261,875
General Electric Capital Corp. 4.65% 10/17/21		250,000	276,638
General Electric Co.:
4.5% 3/11/44		650,000	673,486
5.25% 12/6/17		550,000	615,641
Gilead Sciences, Inc.:
3.7% 4/1/24		550,000	563,801
4.8% 4/1/44		550,000	585,710
Goldman Sachs Group, Inc. 2.625% 8/19/20	EUR	450,000	640,225
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	825,243
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,551,780
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	346,050
Mondelez International, Inc.:
1.125% 1/26/17	EUR	850,000	1,147,503
2.375% 1/26/21	EUR	550,000	772,599
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	2,200,000	3,072,001
NBCUniversal, Inc. 4.375% 4/1/21		500,000	547,396
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	140,790
2.875% 5/30/24	EUR	150,000	216,366
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	127,727
Procter & Gamble Co. 2% 11/5/21	EUR	200,000	280,847
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Prologis LP 3.375% 2/20/24	EUR	450,000	$ 649,188
Qwest Corp. 6.75% 12/1/21		$ 650,000	747,271
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,009
Roche Holdings, Inc. 6% 3/1/19 (f)		106,000	123,747
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	452,468
2.45% 1/15/17 (f)		400,000	410,808
3.75% 1/15/22 (f)		200,000	207,054
Simon Property Group LP 2.375% 10/2/20	EUR	500,000	706,393
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	300,308
The Coca-Cola Co. 3.3% 9/1/21		350,000	364,097
U.S. Bancorp 3% 3/15/22		500,000	502,817
Verizon Communications, Inc. 5.15% 9/15/23		350,000	386,845
Viacom, Inc. 4.25% 9/1/23		250,000	259,446
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	605,158
Walt Disney Co.:
0.45% 12/1/15		350,000	349,925
2.35% 12/1/22		150,000	143,334
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,381
William Wrigley Jr. Co.:
2% 10/20/17 (f)		150,000	151,672
2.9% 10/21/19 (f)		150,000	152,790
TOTAL UNITED STATES OF AMERICA			28,633,714
TOTAL NONCONVERTIBLE BONDS (Cost $63,790,090)			66,939,521
Government Obligations - 25.7%

Canada - 0.7%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	5,256,019
Germany - 4.0%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	3,111,390	4,333,919
0% 12/12/14	EUR	5,050,000	6,761,188
0.25% 4/13/18	EUR	2,050,000	2,753,480
0.5% 10/13/17	EUR	150,000	203,505
1.5% 5/15/24	EUR	3,750,000	5,169,620
2.5% 7/4/44	EUR	2,200,000	3,228,128
Government Obligations - continued
		Principal Amount (d)	Value
Germany - continued
German Federal Republic: - continued
4.25% 7/4/17	EUR	200,000	$ 300,469
4.75% 7/4/40	EUR	2,600,000	5,372,105
TOTAL GERMANY			28,122,414
Israel - 0.2%
Israeli State 2.875% 1/29/24 (Reg.S)	EUR	850,000	1,212,175
Italy - 3.5%
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	2,200,000	3,114,416
4.5% 3/1/24	EUR	3,500,000	5,444,651
5.5% 11/1/22	EUR	5,250,000	8,689,306
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	5,503,740	7,681,847
TOTAL ITALY			24,930,220
Japan - 10.7%
Japan Government:
0.1% 2/15/16	JPY	1,680,000,000	16,342,314
0.3% 6/20/15	JPY	1,600,000,000	15,589,443
1.3% 3/20/20	JPY	550,000,000	5,680,097
1.3% 6/20/20	JPY	781,000,000	8,081,750
1.3% 3/20/21	JPY	802,750,000	8,340,391
1.7% 9/20/32	JPY	1,014,450,000	10,565,774
2% 9/20/40	JPY	981,000,000	10,329,945
TOTAL JAPAN			74,929,714
Netherlands - 0.4%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	800,000	1,119,756
2.75% 1/15/15	EUR	1,250,000	1,694,153
TOTAL NETHERLANDS			2,813,909
Spain - 1.6%
Spanish Kingdom:
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,911,324
5.5% 4/30/21	EUR	1,400,000	2,323,972
TOTAL SPAIN			11,235,296
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 1.0%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	$ 1,918,514
4% 3/7/22	GBP	1,400,000	2,630,260
5% 9/7/14	GBP	1,550,000	2,628,798
6% 12/7/28	GBP	50,000	114,544
TOTAL UNITED KINGDOM			7,292,116
United States of America - 3.6%
U.S. Treasury Bonds:
2.75% 8/15/42		$ 650,000	582,969
2.75% 11/15/42		900,000	805,640
3% 5/15/42		100,000	94,531
3.125% 11/15/41		150,000	145,711
U.S. Treasury Notes:
0.125% 12/31/14		500,000	500,117
0.625% 9/30/17		1,100,000	1,082,641
1% 3/31/17		350,000	351,066
1.375% 9/30/18		5,150,000	5,112,580
1.5% 2/28/19		1,900,000	1,884,859
1.75% 5/15/23		10,900,000	10,273,250
2.75% 11/15/23		4,250,000	4,335,663
TOTAL UNITED STATES OF AMERICA			25,169,027
TOTAL GOVERNMENT OBLIGATIONS (Cost $180,761,511)			180,960,890
Asset-Backed Securities - 0.1%

Bavarian Sky SA 0.331% 6/20/20 (h) (Cost $571,955)	EUR	441,988	591,800
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.271% 12/20/54 (h) (Cost $142,495)	EUR	115,278	153,406
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0806% 4/19/21 (h) (Cost $188,473)	GBP	123,942	$ 206,113
Supranational Obligations - 0.1%

European Investment Bank 1.75% 3/15/17 (Cost $995,470)		$ 1,000,000	1,018,990
Fixed-Income Funds - 1.3%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	841,996	8,748,336
Fidelity High Income Central Fund 1 (i)	53	5,459
TOTAL FIXED-INCOME FUNDS (Cost $8,513,978)		8,753,795
Preferred Securities - 0.4%
		Principal Amount (d)
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	623,355
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		$ 550,000	651,108
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,164,961
TOTAL PREFERRED SECURITIES (Cost $2,272,138)			2,439,424
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	43,112,859	$ 43,112,859
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,050,245	1,050,245
TOTAL MONEY MARKET FUNDS (Cost $44,163,104)		44,163,104
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $656,426,515)		706,831,655
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,709,661)
NET ASSETS - 100%		$ 703,121,994
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,538,268 or 0.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,225
Fidelity Emerging Markets Debt Central Fund	294,720
Fidelity High Income Central Fund 1	67,474
Fidelity Securities Lending Cash Central Fund	50,901
Total	$ 441,320
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 2,220,595	$ 8,311,317	$ 1,992,802	$ 8,748,336	6.9%
Fidelity High Income Central Fund 1	-	4,062,088	4,088,706	5,459	0.0%
Total	$ 2,220,595	$ 12,373,405	$ 6,081,508	$ 8,753,795
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,841,520	$ 31,339,565	$ 7,501,955	$ -
Consumer Staples	25,522,631	13,498,035	12,024,596	-
Energy	58,718,041	51,635,583	7,082,458	-
Financials	83,762,778	59,485,363	24,277,415	-
Health Care	43,668,660	30,419,844	13,248,816	-
Industrials	55,450,365	46,162,868	9,287,497	-
Information Technology	62,337,090	58,459,614	3,877,476	-
Materials	21,099,426	11,166,862	9,932,564	-
Telecommunication Services	5,996,788	3,805,693	2,191,095	-
Utilities	6,207,313	5,422,786	784,527	-
Corporate Bonds	66,939,521	-	66,939,521	-
Government Obligations	180,960,890	-	180,960,890	-
Asset-Backed Securities	591,800	-	591,800	-
Collateralized Mortgage Obligations	153,406	-	153,406	-
Commercial Mortgage Securities	206,113	-	206,113	-
Supranational Obligations	1,018,990	-	1,018,990	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$ 8,753,795	$ 8,753,795	$ -	$ -
Preferred Securities	2,439,424	-	2,439,424	-
Money Market Funds	44,163,104	44,163,104	-	-
Total Investments in Securities:	$ 706,831,655	$ 364,313,112	$ 342,518,543	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 17,355,186
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $657,466,011. Net unrealized appreciation aggregated $49,365,644, of which $61,619,232 related to appreciated investment securities and $12,253,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014